TAXATION, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	$ 9,013	$ 7,529
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(8,022)	(2,672)
Deferred tax assets	991	4,857
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	8,022	2,672
Deferred tax liabilities	(1,620)	(11,626)
Net deferred tax liabilities	(629)	(6,769)	$ (2,925)	$ 30,102
Net Operating Losses [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	136	4,324
Net deferred tax liabilities	136	4,324	4,362	$ 23,592
Share-Based Payments [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	3,573	2,672
Net deferred tax liabilities	3,573	2,672	$ 0
Deferred Revenue [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	4,184	0
Net deferred tax liabilities	4,184	0
Property, Plant and Equipment, Intangible Assets and Right-of-use Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	1,120	533
Net deferred tax liabilities	(8,522)	(13,765)
Property, Plant and Equipment and Intangible Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	$ (9,642)	$ (14,298)